Annual Operating Expenses {- Fidelity® Nasdaq Composite Index® ETF} - 11.30 Fidelity Nasdaq Composite Index Tracking Stock - PRO-11 - Fidelity® Nasdaq Composite Index® ETF - Fidelity Nasdaq Composite Index ETF-Default
Jan. 29, 2021
Operating Expenses:
Management fee	0.21%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.21%